EATON VANCE ASIAN SMALL COMPANIES FUND
Supplement to Prospectus dated January 1, 2013 and
Summary Prospectus dated January 1, 2013
as revised May 1, 2013

Effective November 11, 2013, Class B shares of Eaton Vance Asian Small Companies Fund are no longer available.

November 8, 2013

7858-11/13